Trade & Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	The table below details the Group’s trade and other payables. The fair value approximates the carrying value as of the periods presented:

	December 31, 2024	December 31, 2023
Trade payables	$31,896	$49,487
Other payables	3,117	4,003
Total trade and other payables	$35,013	$53,490